Non-current Bank Credit Lines and Loan Facilities - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 55,150
2024	55,150
2025	55,150
2026	55,150
2027 and thereafter	4,480,613
Total long-term debt, net	$ 4,701,213